Acquisition of Aeterna Zentaris Inc. (Details Narrative) $ / shares in Units, $ in Thousands		7 Months Ended	12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 03, 2024 USD ($) $ / shares	Jun. 03, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Acquisition-related costs				$ 4,081
Aeterna zentaris inc [member]
IfrsStatementLineItems [Line Items]
Fair value of the replacement awards				356
Equity-settled options, amount	[1]			9
Cash-settled DSUs, amount	[1]			344
Post-acquisition compensation cost				$ 3
Fair value of the replacement DSUs | $ / shares				$ 6.99
Share price | (per share)				6.99	$ 0.225
Exchanged price per share | $ / shares				$ 0.02360
Revenue from acquisition date		$ 1,095
Net loss from acquisition date		$ 5,607
Revenue from beginning of period			$ 9,593
Net loss from beginning of period			$ 24,972
Acquisition-related costs				$ 13,262

[1]	In accordance with the terms of the Plan of Arrangement, Aeterna’s share-based payment awards held by employees of Aeterna continued with no modifications and are deemed to be replacement awards issued.